Cash and Bank Balances - Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows [Abstract]
Bank balances	$ 22,257,863	$ 13,865,219	$ 6,202,248
Cash on hand	2,513	285,502	36,832
Gross total of cash and cash equivalents	22,260,376	14,150,721	6,239,080
Less: bank overdrafts	(12,097)	(9,929)	(7,395)
Cash and cash equivalents	$ 22,248,279	$ 14,140,792	$ 6,231,685